Significant accounting policies and basis of preparation (Tables)	12 Months Ended
Dec. 31, 2021
Significant accounting policies and basis of preparation
Schedule of classification of the company financial assets and liabilities

Financial assets/liabilities
Cash and cash equivalents	Amortized cost
Restricted cash	Amortized cost
Receivables	Amortized cost
Trade payables and accrued liabilities	Amortized cost
Derivative liabilities	FVTPL
Lease liabilities	Amortized cost

Schedule of property, plant and equipment

Class of plant and equipment	Amortization rate
Furniture and equipment	20%
Computer hardware	33%
Computer software	50%
Vehicles	33%
Production molds	33%
Leasehold improvements	over term of lease
Right of use assets	over term of lease